DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES	12 Months Ended
Dec. 31, 2025
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES	DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation and amortization by asset type

	For the year ended December 31,
In millions	2025	2024	2023
Amortization:
Customer relationship	$26.4	$23.8	$23.8
Other intangible assets	70.7	37.7	37.6
Depreciation:
Buildings and constructions	64.7	44.3	34.3
Machinery and equipment	54.0	43.3	37.8
Right-of-use buildings and constructions	159.1	115.4	79.0
Right-of-use machinery and equipment	9.3	9.3	8.4
Total	$384.2	$273.8	$220.9
Depreciation, amortization and impairment by function

	For the year ended December 31,
In millions	2025	2024	2023
Cost of goods sold	$53.8	$38.0	$38.0
Selling, general and administrative expenses	330.4	235.8	182.9
Impairment losses on non-financial assets	6.7	—	—
Total	$390.9	$273.8	$220.9
Impairment losses by asset type
No impairment losses on goodwill and trademarks were recognized for the years ended December 31, 2025, 2024, and 2023, respectively. Impairment losses on other intangible assets of $6.7 million, nil and nil were recognized for the years ended December 31, 2025, 2024, and 2023, respectively.
Impairment testing of goodwill and indefinite-lived intangible assets
Goodwill and indefinite-lived intangible assets are tested for impairment annually as of October 1st, and whenever events or changes in circumstances indicate that the carrying amount may exceed the recoverable amount. The Company assesses whether any significant events or changes in circumstances have occurred between the annual impairment testing date and December 31st that would require an updated impairment assessment.
The Company's trademarks have an indefinite useful life as they are well known, long-standing and well-established within their respective markets. Management is focused on the continued investment in its products and brand awareness, and has assessed that the trademarks will generate net cash inflows for the Company for an indefinite period. Therefore, trademarks are carried at cost and are not amortized.
Goodwill is monitored by management at the brand CGU level, the level at which it and other intangible assets with indefinite lives are tested for impairment. As a result, the CGUs are as follows: Arc’teryx, Salomon, Ball & Racquet Sports, Winter Sports Equipment and Peak Performance.
Goodwill and trademarks were allocated to CGUs as follows:

	Goodwill		Trademarks
In millions	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Arc’teryx	$1,352.8	$1,264.0	$920.6	$866.6
Salomon	729.9	640.1	684.3	604.9
Ball & Racquet Sports	152.1	149.6	550.5	550.5
Winter Sports Equipment	103.5	74.0	141.0	124.6
Peak Performance	—	—	159.4	132.5
Total	$2,338.3	$2,127.7	$2,455.8	$2,279.1
The impairment tests were performed as of October 1, 2025, and December 31, 2024, respectively. The recoverable amounts of all CGUs were determined as the higher of the VIU and the fair value less costs of disposal. As of October 1, 2025, the recoverable amounts were estimated using both the income approach and the market approach. The income approach was calculated using the discounted cash flow method, which included cash flow projections based on a 10-year financial forecast, of which the first 5-years were prepared by management and reviewed by the Company’s Board of Directors. To better reflect medium to long-term growth strategies and expectations for the CGUs in growing markets, the financial forecast after the first 5-year period was extrapolated for a further 5-years to the terminal value growth rates noted below. Management used assumptions regarding future market and economic conditions, including expected economic growth, inflation rates, market share, revenue growth and margin development. The cash flow projections were discounted back to present value using CGU-specific risk-adjusted discount rates. While post-tax discount rates were applied in the valuation models, the equivalent pre-tax discount rates are disclosed as a key assumption below. The market approach utilized revenue and EBITDA multiples of guideline public companies with similar operational and economic characteristics, depending on the profitability and growth profile of the respective CGUs.
The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on forecasted and historical data from external and internal sources. For all CGUs, the key assumptions were revenue compound annual growth rate (first 5-year and second 5-year periods), operating profit margin and pre-tax discount rate.
The specific quantitative inputs applied to CGUs for which a reasonably possible change in key assumptions could result in impairment were as follows:

	2025
	Ball & Racquet Sports	Winter Sports Equipment	Peak Performance
Revenue compound annual growth rate (2026-2030)	7.2%	3.0%	14.5%
Revenue compound annual growth rate (2031-2035)	5.0%	3.1%	8.8%
Operating profit margin (2026-2030)	Improving	Improving	Improving
Pre-tax discount rate	11.5%	9.9%	14.5%

	2024
	Ball & Racquet Sports	Winter Sports Equipment	Peak Performance
Revenue compound annual growth rate (2025-2029)	11.4%	5.2%	8.8%
Revenue compound annual growth rate (2030-2034)	7.3%	4.4%	6.6%
Operating profit margin (2025-2029)	Improving	Improving	Improving
Pre-tax discount rate	14.0%	11.5%	11.9%
The terminal value is derived from the Gordon Growth model. As of October 1, 2025, the terminal value growth rates used ranged from 3.5% to 4.5% which is in line with long-term nominal GDP growth of the economies in which the CGUs primarily operate, per external and reliably-sourced economic forecast data.
The estimated recoverable amount of the Ball & Racquet Sports CGU exceeded its carrying amount by $108.0 million and $448.8 million as of October 1, 2025, and December 31, 2024, respectively.
The estimated recoverable amount of the Winter Sports Equipment CGU exceeded its carrying amount by $31.0 million and $95.3 million as of October 1, 2025, and December 31, 2024, respectively.
The estimated recoverable amount of the Peak Performance CGU exceeded its carrying amount by $46.0 million and $66.5 million as of October 1, 2025, and December 31, 2024, respectively.
Sensitivity Analysis
Management performed sufficient sensitivity analyses to conclude that a reasonably possible change in key assumptions for the Arc’teryx and Salomon CGUs would not cause the carrying amounts of these CGUs to exceed the recoverable amounts.
Certain assumptions applied by management for calculating the recoverable amounts are sensitive to change and could cause the carrying amounts to exceed the recoverable amounts within the next 12 months.
Although there was no impairment of goodwill relating to the Ball & Racquet Sports, Winter Sports Equipment and Peak Performance CGUs as of October 1, 2025, and December 31, 2024, the recoverable amount is sensitive to changes in key assumptions, such that reasonably possible changes in key assumptions could result in an impairment. As a result, there is a risk of impairment within the next 12 months if the business performance of the CGUs or economic factors negatively diverge from forecasts or assumptions as of the valuation date. The following tables show the amount by which the key assumptions would need to change to result in the carrying amounts being equal to the recoverable amounts:

	2025
%	Ball & Racquet Sports	Winter Sports Equipment	Peak Performance
Revenue compound annual growth rate (first 5-years)	(10.0)%	(1.0)%	(13.9)%
Revenue compound annual growth rate (second 5-years)	(12.7)%	(1.3)%	(20.5)%
Operating profit margin	(1.9)%	(0.2)%	(3.8)%
Pre-tax discount rate	1.2%	0.1%	1.7%

	2024
%	Ball & Racquet Sports	Winter Sports Equipment	Peak Performance
Revenue compound annual growth rate (first 5-years)	(6.1)%	(4.2)%	(6.3)%
Revenue compound annual growth rate (second 5-years)	(12.6)%	(7.9)%	(8.5)%
Operating profit margin	(1.8)%	(1.6)%	(2.0)%
Pre-tax discount rate	2.2%	1.2%	1.6%
Based on the valuations of the CGUs, management is of the view that there are no reasonably possible changes in the assumptions, other than those noted above, that would cause the carrying amounts to exceed the recoverable amounts.